Share-based compensation - Share-based compensation expense recognized (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Classified within capital reserve at beginning of year	€ 1,055	€ 989
Expenses	13
Classified within capital reserve at end of year	76,325	1,055	€ 989
Share-based compensation	75,270	65	€ 152
Share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expenses	427	28
Restricted Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expenses	0	37
Share Options (Alignment Grant)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expenses	26,820	0
Restoration Award (Phantom Shares)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expenses	47,825	0
Supervisory Board Award (Restricted Shares)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expenses	€ 184	€ 0